accounting policy developments	6 Months Ended
Jun. 30, 2018
accounting policy developments
accounting policy developments

2accounting policy developments

(a)Initial application of standards, interpretations and amendments to standards and interpretations in the reporting period

•

Amendments to standards arising from Annual Improvements to IFRSs 2015-2017 Cycle were required to be applied for years beginning on or after January 1, 2019; such application has had no effect on our financial performance or disclosure.

•

Amendments to standards arising from Annual Improvements to IFRSs 2014-2016 Cycle were required to be applied for years beginning on or after January 1, 2017 (for IFRS 12, Disclosure of Interests in Other Entities), and January 1, 2018 (for the balance of the amendments); such application has had no effect on our financial performance or disclosure.

•

IFRS 9, Financial Instruments, is required to be applied for years beginning on or after January 1, 2018, with retrospective application. The new standard includes a model for the classification and measurement of financial instruments, a single forward-looking “expected loss” impairment model and a reformed approach to hedge accounting. Our financial performance is currently not materially affected by the retrospective application of the standard, nor is our financial position, as set out in (c) following.

The original measurement category and carrying amount of portfolio investments (see Note 20) determined in accordance with IAS 39, Financial Instruments: Recognition and Measurement of our investments and the measurement category and carrying amount determined under the new standard are as follows:

As at (millions)	December 31, 2017			January 1, 2017
	As previously reported	IFRS 9 effects	As currently reported	As previously reported	IFRS 9 effects	As currently reported
Classified as
Available-for-sale financial assets	$41	$(41)	$—	$62	$(62)	$—
Fair value through net income 1	—	20	20	—	41	41
Fair value through other comprehensive income	—	21	21	—	21	21

	$41	$—	$41	$62	$—	$62

(1)

Arising from the classification of investments as accounted for at fair value through net income under the new standard, as at December 31, 2017, $4 (January 1, 2017 – $3), net of income tax effects of $1 (January 1, 2017 – $1), has been adjusted to retained earnings from accumulated other comprehensive income.

•

IFRS 15, Revenue from Contracts with Customers, is required to be applied for years beginning on or after January 1, 2018. The International Accounting Standards Board and the Financial Accounting Standards Board of the United States worked on this joint project to clarify the principles for the recognition of revenue. The new standard was released in May 2014 and supersedes existing standards and interpretations including IAS 18, Revenue. We have applied the standard retrospectively to prior reporting periods, subject to permitted and elected practical expedients.

The effects of the new standard and the materiality of those effects will vary by industry and entity; the effects on us of our retrospective application are set out in (c) following. Like many other telecommunications companies, we are materially affected by its application, primarily in respect of the timing of revenue recognition, the classification of revenue, the capitalization of costs of obtaining a contract with a customer and the capitalization of the costs of contract fulfilment (as defined by the new standard).

Revenue — timing of recognition; classification

The timing of revenue recognition and the classification of our revenues as either service revenues or equipment revenues are affected, since the allocation of consideration in multiple element arrangements (solutions for our customers that may involve deliveries of multiple services and products that occur at different points in time and/or over different periods of time) is no longer affected by the limitation cap methodology previously required by generally accepted accounting principles.

The effects of the timing of revenue recognition and the classification of revenue are most pronounced in our wireless results. Although the measurement of the total revenue recognized over the life of a contract is largely unaffected by the new standard, the prohibition of the use of the limitation cap methodology accelerates the recognition of total contract revenue, relative to both the associated cash inflows from customers and our previous practice (using the limitation cap methodology). The acceleration of the recognition of contract revenue relative to the associated cash inflows also results in the recognition of an amount reflecting the resulting difference as a contract asset. Although the underlying transaction economics do not differ, during periods of sustained growth in the number of wireless subscriber connection additions, assuming comparable contract-lifetime per unit cash inflows, revenues would appear to be greater than under the previous practice (using the limitation cap methodology). Wireline results arising from transactions that include the initial provision of subsidized equipment or promotional pricing plans will be similarly affected.

We have retrospectively applied the new standard, such application having been subject to associated decisions in respect of transitional provisions and permitted practical expedients. The contract asset initially recorded upon transition to the new standard represents revenues that will not be, and have not been, reflected, at any time, in our periodic results of operations, but would have been if not for transitioning to the new standard; the effect of this “pulling forward” of revenues is expected to be somewhat muted by the composite ongoing inception, maturation and expiration of millions of multi-year contracts with our customers.

Costs of contract acquisition; costs of contract fulfilment — timing of recognition

Similarly, the measurement of the total costs of contract acquisition and contract fulfilment over the life of a contract is unaffected by the new standard, but the timing of recognition is. The new standard results in our costs of contract acquisition and contract fulfilment, to the extent that they are material, being capitalized and subsequently recognized as an expense over the life of a contract on a rational, systematic basis consistent with the pattern of the transfer of goods or services to which the asset relates. Although the underlying transaction economics would not differ, during periods of sustained growth in the number of customer connection additions, assuming comparable per unit costs of contract acquisition and contract fulfilment, absolute profitability measures would appear to be greater than under the previous practice (immediate expensing of such costs).

Implementation

Our operations and associated systems are complex and our accounting for millions of multi-year contracts with our customers was affected. Significantly, in order to effect the associated accounting, incremental compilation of historical data was necessary for the millions of already existing multi-year contracts with our customers that were in-scope for purposes of transitioning to the new standard.

After a multi-year expenditure of time and effort, we developed the necessary accounting policies, estimates, judgments and processes necessary to transition to the new standard. Upon completion of the implementation of these items, including implementation of the critical incremental requirements of our information technology systems, we completed the incremental compilation of historical data, as well as the accounting for that data, all of which is necessary to transition to the new standard.

We are using the following practical expedients provided for in, and transitioning to, the new standard:

•	No restatement for contracts which were completed as at January 1, 2017, or earlier.
•

No restatement for contracts which were modified prior to January 1, 2017. The aggregate effect of all such modifications will be reflected when identifying satisfied and unsatisfied performance obligations and the transaction prices to be allocated thereto and when determining the transaction prices.

•	No disclosure of the aggregate transaction prices allocated to remaining unfulfilled, or partially unfulfilled, performance obligations for all periods ending prior to January 1, 2018.

(b)Standards, interpretations and amendments to standards not yet effective and not yet applied

•

In January 2016, the International Accounting Standards Board released IFRS 16, Leases, which is required to be applied for years beginning on or after January 1, 2019, and which supersedes IAS 17, Leases. We are currently assessing the impacts and transition provisions of the new standard. The International Accounting Standards Board and the Financial Accounting Standards Board of the United States worked together to modify the accounting for leases, generally by eliminating lessees’ classification of leases as either operating leases or finance leases and, for IFRS-IASB, introducing a single lessee accounting model.

The most significant effect of the new standard will be the lessee’s recognition of the initial present value of unavoidable future lease payments as lease assets and lease liabilities on the statement of financial position, including those for most leases that would currently be accounted for as operating leases. Both leases with durations of 12 months or less and leases for low-value assets may be exempted.

The measurement of the total lease expense over the term of a lease will be unaffected by the new standard. However, the new standard will result in the timing of lease expense recognition being accelerated for leases which would currently be accounted for as operating leases; the International Accounting Standards Board expects that this effect may be muted by a lessee having a portfolio of leases with varying maturities and lengths of term, and we expect that we will be similarly affected. The presentation on the statement of income and other comprehensive income required by the new standard will result in most non-executory lease expenses being presented as depreciation of right-of-use lease assets and financing costs arising from lease liabilities, rather than as a part of goods and services purchased; reported operating income would thus be higher under the new standard.

Relative to the results of applying the current standard, although actual cash flows will be unaffected, the lessee’s statement of cash flows will reflect increases in cash flows from operating activities offset equally by decreases in cash flows from financing activities. This is the result of the payments of the “principal” component of leases that would currently be accounted for as operating leases being presented as a cash flow use within financing activities under the new standard.

We are currently assessing the impacts and transition provisions of the new standard; however, we will be applying the standard retrospectively with the cumulative effect of initially applying the new standard recognized at the date of initial application, January 1, 2019, subject to permitted and elected practical expedients; such method of application would not result in retrospective adjustment of amounts reported for fiscal periods prior to fiscal 2019. Our current estimate of the time and effort necessary to develop and implement the accounting policies, estimates and processes (including incremental requirements of our information technology systems) we will need to have in place in order to comply with the new standard extends into the latter half of 2018. We expect that our Consolidated statement of financial position will be materially affected, as will those financial metrics related to both debt and results of operations; however, at this time it is not possible to make reasonable quantitative estimates of the effects of the new standard.

Implementation

As a transitional practical expedient permitted by the new standard, we do not expect to reassess whether contracts are, or contain, leases as at January 1, 2019, using the criteria of the new standard; as at January 1, 2019, only contracts that were previously identified as leases applying IAS 17, Leases and IFRIC 4, Determining whether an Arrangement contains a Lease, will be a part of the transition to the new standard. Only contracts entered into (or changed) after January 1, 2019, will be assessed for being, or containing, leases applying the criteria of the new standard.

(c)Impacts of application of new standards in fiscal 2018

IFRS 15, Revenue from Contracts with Customers affected our Consolidated statements of income and other comprehensive income as follows:

Three‑month periods ended June 30 (millions except per share amounts)	2018			2017
	Excluding effects of IFRS 15	IFRS 15 effects	As currently reported	Excluding effects of IFRS 15	IFRS 15 effects	As currently reported
Operating revenues
Service	$3,260	$(307)	$2,953	$3,091	$(281)	$2,810
Equipment	186	301	487	168	288	456

Revenues arising from contracts with customers	3,446	(6)	3,440	3,259	7	3,266
Other operating income 1	13	—	13	14	—	14

	3,459	(6)	3,453	3,273	7	3,280

Operating expenses
Goods and services purchased	1,494	(3)	1,491	1,433	(10)	1,423
Employee benefits expense	710	1	711	646	3	649
Depreciation	411	—	411	391	—	391
Amortization of intangible assets	148	—	148	135	—	135

	2,763	(2)	2,761	2,605	(7)	2,598

Operating income	696	(4)	692	668	14	682
Financing costs	150	—	150	142	—	142

Income before income taxes	546	(4)	542	526	14	540
Income taxes	146	(1)	145	140	4	144

Net income	400	(3)	397	386	10	396

Other comprehensive income 1	66	—	66	39	—	39

Comprehensive income 1	$466	$(3)	$463	$425	$10	$435

Net income attributable to:
Common Shares	$393	$(3)	$390	$379	$10	$389
Non-controlling interest	7	—	7	7	—	7

	$400	$(3)	$397	$386	$10	$396

Comprehensive income attributable to:
Common Shares	$467	$(3)	$464	$418	$10	$428
Non-controlling interest	(1)	—	(1)	7	—	7

	$466	$(3)	$463	$425	$10	$435

Net income per Common Share
Basic	$0.66	$—	$0.66	$0.64	$0.02	$0.66
Diluted	$0.66	$—	$0.66	$0.64	$0.02	$0.66

(1)

For the three-month period ended June 30, 2017, other operating income and the change in measurement of investment financial assets included within other comprehensive income was unchanged from the designation of financial assets as being accounted for either at fair value through net income or at fair value through other comprehensive income. Such designation of financial assets is required due to the retrospective implementation of IFRS 9, Financial Instruments.

Six-month periods ended June 30 (millions except per share amounts)	2018			2017
	Excluding effects of IFRS 15	IFRS 15 effects	As currently reported	Excluding effects of IFRS 15	IFRS 15 effects	As currently reported
Operating revenues
Service	$6,452	$(613)	$5,839	$6,118	$(546)	$5,572
Equipment	363	589	952	326	538	864

Revenues arising from contracts with customers	6,815	(24)	6,791	6,444	(8)	6,436
Other operating income 1	39	—	39	27	—	27

	6,854	(24)	6,830	6,471	(8)	6,463

Operating expenses
Goods and services purchased	2,900	(1)	2,899	2,746	1	2,747
Employee benefits expense	1,412	(1)	1,411	1,270	3	1,273
Depreciation	822	—	822	793	—	793
Amortization of intangible assets	287	—	287	265	—	265

	5,421	(2)	5,419	5,074	4	5,078

Operating income	1,433	(22)	1,411	1,397	(12)	1,385
Financing costs	306	—	306	280	—	280

Income before income taxes	1,127	(22)	1,105	1,117	(12)	1,105
Income taxes	302	(6)	296	290	(3)	287

Net income	825	(16)	809	827	(9)	818

Other comprehensive income 1	12	—	12	99	—	99

Comprehensive income 1	$837	$(16)	$821	$926	$(9)	$917

Net income attributable to:
Common Shares	$816	$(16)	$800	$812	$(9)	$803
Non-controlling interest	9	—	9	15	—	15

	$825	$(16)	$809	$827	$(9)	$818

Comprehensive income attributable to:
Common Shares	$837	$(16)	$821	$909	$(9)	$900
Non-controlling interest	—	—	—	17	—	17

	$837	$(16)	$821	$926	$(9)	$917

Net income per Common Share
Basic	$1.37	$(0.03)	$1.34	$1.37	$(0.01)	$1.36
Diluted	$1.37	$(0.03)	$1.34	$1.37	$(0.01)	$1.36

(1)

For the six-month period ended June 30, 2017, other operating income and the change in measurement of investment financial assets included within other comprehensive income was unchanged from the designation of financial assets as being accounted for either at fair value through net income or at fair value through other comprehensive income. Such designation of financial assets is required due to the retrospective implementation of IFRS 9, Financial Instruments.

The effects of the transition to IFRS 15 on the line items in the preceding tables are set out below:

	Amount of IFRS 15 effect (increase (decrease) in millions except per share amounts)
	Allocation of transaction price (affecting timing of revenue recognition)
			Costs incurred to obtain or fulfill a contract with a customer
					Total
Periods ended June 30	2018	2017	2018	2017	2018	2017
THREE-MONTH
Operating revenues
Service	$(307)	$(281)	$—	$—	$(307)	$(281)
Equipment	$301	$288	$—	$—	$301	$288
Goods and services purchased	$—	$(1)	$(3)	$(9)	$(3)	$(10)
Employee benefits expense	$—	$—	$1	$3	$1	$3
Income taxes	$(2)	$1	$1	$3	$(1)	$4
Net income attributable to:
Common Shares	$(4)	$7	$1	$3	$(3)	$10
Net income per Common Share
Basic	$—	$0.01	$—	$0.01	$—	$0.02
Diluted	$—	$0.01	$—	$0.01	$—	$0.02
SIX-MONTH
Operating revenues
Service	$(613)	$(546)	$—	$—	$(613)	$(546)
Equipment	$589	$538	$—	$—	$589	$538
Goods and services purchased	$5	$6	$(6)	$(5)	$(1)	$1
Employee benefits expense	$—	$—	$(1)	$3	$(1)	$3
Income taxes	$(8)	$(4)	$2	$1	$(6)	$(3)
Net income attributable to:
Common Shares	$(21)	$(10)	$5	$1	$(16)	$(9)
Net income per Common Share
Basic	$(0.04)	$(0.01)	$0.01	$—	$(0.03)	$(0.01)
Diluted	$(0.04)	$(0.01)	$0.01	$—	$(0.03)	$(0.01)

Previously, costs incurred to obtain or fulfill a contract with a customer were expensed as incurred. The new standard requires that such costs be capitalized and subsequently recognized as an expense over the life of the contract on a rational, systematic basis consistent with the pattern of the transfer of goods or services to which the asset relates.

This has the effect of reducing the costs recognized in the period arising from contracts with customers entered into during the period, offset by the amortization of capitalized costs arising from contracts with customers entered into in previous periods.

Previously, a “limitation cap” constrained the recognition of revenue in a multiple element arrangement to an amount that was not contingent upon either delivering additional items or meeting other specified performance conditions. The new standard requires that amounts contingently billable and collectible in the future are to be recognized currently as revenue to the extent we have currently satisfied our performance obligations to the customer; this is the new standard’s most significant effect on us.

For a contract with a customer, this has the effect of allocating more of the consideration to equipment revenue, which is recognized at the inception of the contract, and less to future service revenue.

IFRS 15, Revenue from Contracts with Customers affected our Consolidated statements of financial positon as follows:

As at (millions)	June 30, 2018			December 31, 2017 1			January 1, 2017
	Excluding effects of IFRS 15	IFRS 15 effects	As currently reported	Excluding effects of IFRS 15	IFRS 15 effects	As currently reported	Excluding effects of IFRS 15	IFRS 15 effects	As currently reported
ASSETS
Current assets
Cash and temporary investments, net	$683	$—	$683	$509	$—	$509	$432	$—	$432
Accounts receivable	1,491	(6)	1,485	1,623	(9)	1,614	1,471	(9)	1,462
Income and other taxes receivable	6	—	6	96	—	96	9	—	9
Inventories	328	2	330	378	2	380	318	2	320
Contract assets	—	760	760	—	757	757	—	700	700
Prepaid expenses	400	240	640	260	233	493	233	210	443
Current derivative assets	29	—	29	18	—	18	11	—	11

	2,937	996	3,933	2,884	983	3,867	2,474	903	3,377

Non-current assets
Property, plant and equipment, net	11,712	—	11,712	11,368	—	11,368	10,464	—	10,464
Intangible assets, net	10,786	—	10,786	10,658	—	10,658	10,364	—	10,364
Goodwill, net	4,610	—	4,610	4,236	—	4,236	3,787	—	3,787
Contract assets	—	365	365	—	396	396	—	352	352
Other long-term assets	527	106	633	421	107	528	640	93	733

	27,635	471	28,106	26,683	503	27,186	25,255	445	25,700

	$30,572	$1,467	$32,039	$29,567	$1,486	$31,053	$27,729	$1,348	$29,077

LIABILITIES AND OWNERS’ EQUITY
Current liabilities
Short-term borrowings	$113	$—	$113	$100	$—	$100	$100	$—	$100
Accounts payable and accrued liabilities	2,331	—	2,331	2,460	—	2,460	2,330	—	2,330
Income and other taxes payable	116	—	116	34	—	34	37	—	37
Dividends payable	315	—	315	299	—	299	284	—	284
Advance billings and customer deposits	766	(147)	619	782	(150)	632	737	(153)	584
Provisions	106	—	106	78	—	78	124	—	124
Current maturities of long-term debt	1,009	—	1,009	1,404	—	1,404	1,327	—	1,327
Current derivative liabilities	3	—	3	33	—	33	12	—	12

	4,759	(147)	4,612	5,190	(150)	5,040	4,951	(153)	4,798

Non-current liabilities
Provisions	702	—	702	511	—	511	395	—	395
Long-term debt	13,136	—	13,136	12,256	—	12,256	11,604	—	11,604
Other long-term liabilities	867	—	867	847	—	847	736	—	736
Deferred income taxes	2,536	435	2,971	2,500	441	2,941	2,107	404	2,511

	17,241	435	17,676	16,114	441	16,555	14,842	404	15,246

Liabilities	22,000	288	22,288	21,304	291	21,595	19,793	251	20,044

Owners’ equity
Common equity	8,500	1,179	9,679	8,221	1,195	9,416	7,917	1,097	9,014
Non-controlling interests	72	—	72	42	—	42	19	—	19

	8,572	1,179	9,751	8,263	1,195	9,458	7,936	1,097	9,033

	$30,572	$1,467	$32,039	$29,567	$1,486	$31,053	$27,729	$1,348	$29,077

(1)	Goodwill and non-current provisions have been adjusted as set out in Note 18(c).

The effects of the transition to IFRS 15 on the line items in the preceding table are set out below:

	Amount of IFRS 15 effect (increase (decrease) in millions)
	Allocation of transaction price (affecting timing of revenue recognition)
				Amounts incurred to obtain or fulfill a contract with a customer
							Total
As at	June 30, 2018	Dec. 31, 2017	Jan. 1, 2017	June 30, 2018	Dec. 31, 2017	Jan. 1, 2017	June 30, 2018	Dec. 31, 2017	Jan. 1, 2017
Current assets
Accounts receivable	$(6)	$(9)	$(9)	$—	$—	$—	$(6)	$(9)	$(9)
Inventories	$2	$2	$2	$—	$—	$—	$2	$2	$2
Contract assets, net	$760	$757	$700	$—	$—	$—	$760	$757	$700
Prepaid expenses and other	$—	$—	$—	$240	$233	$210	$240	$233	$210
Non-current assets
Contract assets, net	$365	$396	$352	$—	$—	$—	$365	$396	$352
Other long-term assets	$—	$—	$—	$106	$107	$93	$106	$107	$93
Advance billings and customer deposits	$(147)	$(150)	$(153)	$—	$—	$—	$(147)	$(150)	$(153)
Deferred income taxes	$341	$349	$322	$94	$92	$82	$435	$441	$404
Retained earnings	$927	$947	$876	$252	$248	$221	$1,179	$1,195	$1,097

Previously, costs incurred to obtain or fulfill a contract with a customer were expensed as incurred. The new standard requires that such costs be capitalized and subsequently recognized as an expense over the life of the contract on a rational, systematic basis consistent with the pattern of the transfer of goods or services to which the asset relates.

Increases in the amount of costs capitalized in the period arising from contracts with customers entered into during the period are offset by the amortization of capitalized costs arising from contracts with customers entered into in previous periods.

Previously, a “limitation cap” constrained the recognition of revenue in a multiple element arrangement to an amount that was not contingent upon either delivering additional items or meeting other specified performance conditions. The new standard requires that amounts contingently billable and collectible in the future are to be recognized currently as revenue to the extent we have currently satisfied our performance obligations to the customer; this is the new standard’s most significant effect on us.

The difference between the revenue recognized currently and the amount currently collected/collectible is recognized on the statement of financial position as a contract asset.

The contract asset recorded at January 1, 2017, represents revenues that will not be, and have not been, reflected at any time in our periodic results of operations, but would have been if not for transitioning to the new standard; the effect of this “pulling forward” of revenues is expected to be somewhat muted by the composite ongoing inception, maturation and expiration of millions of multi-year contracts with our customers.

IFRS 15, Revenue from Contracts with Customers affected our Consolidated statements of cash flows as follows:

Three-month periods ended June 30 (millions except per share amounts)	2018			2017
	Excluding effects of IFRS 15	IFRS 15 effects	As currently reported	Excluding effects of IFRS 15	IFRS 15 effects	As currently reported
OPERATING ACTIVITIES
Net income 1	$400	$(3)	$397	$386	$10	$396
Adjustments to reconcile net income to cash provided by operating activities:
Depreciation and amortization	559	—	559	526	—	526
Deferred income taxes	15	(1)	14	93	4	97
Share-based compensation expense, net	35	—	35	23	—	23
Net employee defined benefit plans expense	24	—	24	20	—	20
Employer contributions to employee defined benefit plans	(14)	—	(14)	(13)	—	(13)
Non-current contract assets	—	12	12	—	3	3
Other 1	(64)	2	(62)	24	(6)	18
Net change in non-cash operating working capital	251	(10)	241	67	(11)	56

Cash provided by operating activities	$1,206	$—	$1,206	$1,126	$—	$1,126

(1)

For the three-month period ended June 30, 2017, net income and other reflect no change arising from the designation of financial assets as being accounted for either at fair value through net income or at fair value through other comprehensive income. Such designation of financial assets is required due to the retrospective implementation of IFRS 9, Financial Instruments.

Six-month periods ended June 30 (millions except per share amounts)	2018			2017
	Excluding effects of IFRS 15	IFRS 15 effects	As currently reported	Excluding effects of IFRS 15	IFRS 15 effects	As currently reported
OPERATING ACTIVITIES
Net income 1	$825	$(16)	$809	$827	$(9)	$818
Adjustments to reconcile net income to cash provided by operating activities:
Depreciation and amortization	1,109	—	1,109	1,058	—	1,058
Deferred income taxes	27	(6)	21	186	(3)	183
Share-based compensation expense, net	53	—	53	39	—	39
Net employee defined benefit plans expense	49	—	49	41	—	41
Employer contributions to employee defined benefit plans	(35)	—	(35)	(35)	—	(35)
Non-current contract assets	—	31	31	—	6	6
Other 1	(59)	1	(58)	5	1	6
Net change in non-cash operating working capital	75	(10)	65	(286)	5	(281)

Cash provided by operating activities	$2,044	$—	$2,044	$1,835	$—	$1,835

(1)

For the six-month period ended June 30, 2017, net income and other reflect no change arising from the designation of financial assets as being accounted for either at fair value through net income or at fair value through other comprehensive income. Such designation of financial assets is required due to the retrospective implementation of IFRS 9, Financial Instruments.